Debt Schedule of Long-Term Debt Maturities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
2012	$ 15,000
2013	18,750
2014	26,250
2015	30,000
2016	362,502
Total minimum payments on debt	$ 452,502	$ 610,941